UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield
Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 143.0%
Corporate — 18.0%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,888,530
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,107,000
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,040,240
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,385,420
5.00%, 12/01/37	2,500	2,837,225
		12,258,415
County/City/Special District/School District — 37.7%
City of Phoenix Arizona Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,351,966
City of Tucson Arizona, COP, (AGC), 5.00%, 7/01/29	1,000	1,115,380
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,047,790
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
1.00%, 7/01/29	480	565,018
1.00%, 7/01/30	400	470,260
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,155,250
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,142,320
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,165	1,167,004
5.00%, 12/01/29	1,165	1,167,004

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (concluded)
County of Pinal Arizona, RB, 5.00%, 8/01/33	$500	$571,130
County of Yuma Arizona Library District, GO, (Syncora), 5.00%, 7/01/26	1,000	1,082,640
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,285,960
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	757,522
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,231,588
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,755,950
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,899,232
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,155	1,159,470
5.75%, 7/15/24	750	755,152
		25,680,636
Education — 26.0%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,902,949
Arizona State University, RB, Series C (b):
6.00%, 7/01/18	970	1,119,273
6.00%, 7/01/18	745	859,648
6.00%, 7/01/18	425	490,403
6.00%, 7/01/18	400	461,556
City of Phoenix Arizona IDA, RB:
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45 (c)	1,000	1,003,100
Candeo School, Inc. Project, 6.63%, 7/01/33	500	562,555
Great Hearts Academies - Veritas Project, 6.30%, 7/01/42	500	532,900
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (c)	440	503,532
City of Phoenix Arizona IDA, Refunding RB, Legacy Traditional School Projects, 5.00%, 7/01/45 (c)	500	495,350

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	$305	$296,863
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	985	988,595
Industrial Development Authority of the City of Phoenix, RB, Great Hearts Academies Project, 5.00%, 7/01/44 (c)	2,000	2,063,700
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,351,900
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,558,746
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	541,520
		17,732,590
Health — 19.4%
Arizona Health Facilities Authority, RB:
5.25%, 3/01/39	1,500	1,639,890
Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	547,825
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,190,144
Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	1,000	1,065,310
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	543,735
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	194,138
County of Maricopa Arizona IDA, Refunding RB, Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (d)	1,000	1,047,420
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	602,915

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (concluded)
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	$1,000	$1,254,170
Yavapai County IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,161,500
		13,247,047
Housing — 0.5%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	30	31,994
Series A-2, 5.80%, 7/01/40	40	40,669
City of Phoenix & County of Pima Arizona IDA, RB, S/F, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	154	154,131
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F, Series 1, AMT (Fannie Mae), 5.25%, 8/01/38	11	10,741
City of Phoenix Arizona IDA, Refunding RB, S/F, Series 2, AMT (Fannie Mae), 5.50%, 12/01/38	39	40,907
County of Maricopa Arizona IDA, RB, S/F, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	50	50,025
		328,467
State — 16.4%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (b)	4,000	4,491,200
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,129,270
5.75%, 9/01/22	2,000	2,296,480
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A, 5.00%, 7/01/31	1,000	1,063,670

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
State (concluded)
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	$1,930	$2,180,398
		11,161,018
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,099,280
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,089,100
Senior Lien, AMT, 5.00%, 7/01/32	700	776,111
		2,964,491
Utilities — 20.6%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,271,740
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (b)	2,000	2,221,240
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/36	2,500	2,768,525
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	512,260
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	972,495
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,615,488
5.00%, 8/01/35	1,000	1,009,270
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,105,650

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Utilities (concluded)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/16 (b)	$1,500	$1,544,535
		14,021,203
Total Municipal Bonds in Arizona		97,393,867
Guam — 3.1%
State — 3.1%
Territory of Guam, RB, Business Privilege Tax:
Bonds, Series A, 5.25%, 1/01/36	65	71,955
Bonds, Series A, 5.13%, 1/01/42	800	873,208
Bonds, Series B-1, 5.00%, 1/01/37	80	87,228
Series B-1, 5.00%, 1/01/42	1,000	1,082,920
Total Municipal Bonds in Guam		2,115,311
Total Municipal Bonds — 146.1%		99,509,178

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 11.0%
Utilities — 11.0%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,381,180
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,365,280
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	717,677
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.0%		7,464,137
Total Long-Term Investments (Cost — $98,692,640) — 157.1%		106,973,315

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2015	3

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.02% (f)(g)	349,522	$349,522
Total Short-Term Securities (Cost — $349,522) — 0.5%		349,522
Total Investments (Cost — $99,042,162*) — 157.6%		107,322,837
Other Assets Less Liabilities — 2.1%		1,423,609
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9%)		(3,330,384)
VRDP Shares, at Liquidation Value — (54.8%)		(37,300,000)
Net Assets Applicable to Common Shares — 100.0%		$68,116,062

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,700,609
Gross unrealized appreciation	$8,307,956
Gross unrealized depreciation	(15,728)
Net unrealized appreciation	$8,292,228

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is collateralized by municipal or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Represents the current yield as of report date.
(g)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
FFI Institutional Tax-Exempt Fund	3,656,883	(3,307,361)	349,522	$1,255

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		$106,973,315	—	$107,322,837
Short-Term Securities	$349,522	—	—	349,522
Total	$349,522	$106,973,315	—	$107,322,837

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(3,330,000)	—	$(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,630,000)	—	$(40,630,000)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2015	6

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 22, 2015